Prepayments to Suppliers, Net	12 Months Ended
Dec. 31, 2012
Prepayments to Suppliers, Net
(4)	PREPAYMENTS TO SUPPLIERS, NET

In order to secure a stable supply of silicon materials and other raw materials, the Group makes prepayments to certain suppliers. Prepayments which the Group expects to take delivery of the inventory after the next twelve months are classified as non-current assets in the Group’s consolidated balance sheets. Prepayments to suppliers are reclassified to inventories when the Group applies the prepayment to related purchases of silicon and other solar materials. Such non-cash reclassifications from prepayment to inventories, which were included in the “Changes in operating assets and liabilities” in the Group’s consolidated statements of cash flows, amounted to US$337,930, US$328,827 and US$115,329 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group monitors suppliers to ensure the timely delivery of goods in accordance with agreed schedules. Management assesses the recoverability of prepayments by analyzing specific supplier accounts that have known or potential settlement or recoverability issues.

The Group recognized provisions for doubtful recoveries of prepayments to suppliers, net of reversal, of US$2,338, US$66,225 and US$8,435 during the years ended December 31, 2010, 2011 and 2012, respectively, which are included in general and administrative expenses in the Group’s consolidated statements of operations.